Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 24—SUBSEQUENT EVENTS

The Company has evaluated significant events and transactions that occurred after the balance sheet date through the date of this report and determined that there were no events or transactions that would require recognition or disclosure in our consolidated financial statements for the period ended December 31, 2014.